Operating expenses (Table)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Operating expenses

	2022	2021	2020
	£m	£m	£m
Infrastructure costs
Property and equipment	417	371	374
Depreciation and amortisation	470	403	421
Impairment of property, equipment and intangible assets[a]	13	280	21
Total infrastructure costs	900	1,054	816
Administration and general expenses
Consultancy, legal and professional fees	403	390	345
Marketing and advertising	312	235	176
UK bank levy	150	134	249
Other administration and general expenses	4,014	3,616	3,432
Total administration and general expenses	4,879	4,375	4,202
Staff costs[b]	5,192	4,456	4,365
Litigation and conduct	1,427	374	76
Operating expenses	12,398	10,259	9,459
Notes
aIn 2021, Impairment of property, equipment and intangible assets included £266m relating to structural cost actions taken as part of the real estate review.
bFor further details on staff costs including accounting policies, refer to Note 29.